Share-Based Compensation - Summary of non-vested stock option activities (Detail) - $ / shares			12 Months Ended
	Jan. 31, 2020	Jan. 17, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
2017 Plan [Member]
Numbers of shares
Number of shares Outstanding			9,812,881	13,005,596
Granted				640,000	1,470,000
Forfeited	(332,566)	(332,566)	(338,876)	(397,500)	(226,000)
Number of shares Outstanding			7,702,066	9,812,881	13,005,596
2017 Plan [Member] | Employee Stock Option [Member]
Numbers of shares
Number of shares Outstanding			9,812,881
Granted				640,000	1,470,000
Vested			(6,790,924)
Exercised			(1,439,373)
Forfeited			(338,876)
Surrendered			(332,566)
Number of shares Outstanding			911,142	9,812,881
Weighted average Grant date fair value
Weighted average grant date fair value Outstanding			$ 2.10
Vested			$ 1.90
Exercised			1.37
Forfeited			$ 2.29
Surrendered			1.47
Weighted average grant date fair value Outstanding			$ 4.96	$ 2.10
2018 Plan [Member]
Numbers of shares
Number of shares Outstanding			13,536,588
Granted				13,991,528
Number of shares Outstanding			10,589,671	13,536,588
2018 Plan [Member] | Employee Stock Option [Member]
Numbers of shares
Number of shares Outstanding			3,098,500
Vested			(1,871,500)
Exercised			(402,000)
Number of shares Outstanding			825,000	3,098,500
Weighted average Grant date fair value
Weighted average grant date fair value Outstanding			$ 5.57
Vested			$ 5.57
Exercised			5.57
Weighted average grant date fair value Outstanding			$ 5.57	$ 5.57
2019 Plan [Member]
Numbers of shares
Granted			72,000
Number of shares Outstanding			72,000
Weighted average Grant date fair value
Granted			$ 4.50
Weighted average grant date fair value Outstanding			$ 4.50
2020 Plan [Member]
Numbers of shares
Granted			1,068,733
Forfeited			(24,365)
Number of shares Outstanding			1,044,368
Weighted average Grant date fair value
Forfeited			$ 8.65
Granted			8.71
Weighted average grant date fair value Outstanding			$ 8.71